Income Taxes - Operating loss carryforwards (Details) ¥ in Thousands	Dec. 31, 2021 JPY (¥)
Income Taxes
Operating loss carryforwards expiring between 2022 and 2025	¥ 133,695
Operating loss carryforwards expiring between 2026 and 2029	160,948
Operating loss carryforwards expiring 2030 and thereafter	2,045,390
Total	¥ 2,340,033